FVM - Movements of level 3 instruments - Liabilities (Detail) - CHF (SFr) SFr in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	SFr 267,983	SFr 212,323
Transfers into Level 3		1,700
Transfers out of Level 3		(4,100)
Balance at the end of period	[1]	282,734	282,734
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	15,984	15,750
Balance at the end of period	[1]	13,737	13,737
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			2,800	SFr 4,000
Reclassifications and remeasurements upon adoption of IFRS 9					SFr 0
Balance at the beginning of the period			2,800
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		(300)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(300)	(200)
Purchases			0	0
Sales			0	0
Issuances			700	500
Settlements			(800)	(1,000)
Transfers into Level 3			400	100
Transfers out of Level 3			(500)	(700)
Foreign currency translation			0	0
Balance at the end of period, before IFRS 9 adoption		2,400	2,400	2,800
Balance at the end of period	[3]	2,400	2,400
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			600	1,500
Balance at the beginning of the period			600
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	(100)
Purchases			0	0
Sales			0	0
Issuances			100	0
Settlements			0	(200)
Transfers into Level 3			100	0
Transfers out of Level 3			(100)	(300)
Foreign currency translation			0	0
Balance at the end of period, before IFRS 9 adoption		600	600	1,000
Balance at the end of period	[3]	600	600
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			1,900	1,900
Balance at the beginning of the period			1,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		(300)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(200)	0
Purchases			0	0
Sales			0	0
Issuances			600	500
Settlements			(700)	(500)
Transfers into Level 3			200	100
Transfers out of Level 3			(400)	(400)
Foreign currency translation			0	0
Balance at the end of period, before IFRS 9 adoption		1,400	1,400	1,400
Balance at the end of period	[3]	1,400	1,400
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			300	600
Reclassifications and remeasurements upon adoption of IFRS 9					SFr 0
Balance at the beginning of the period			300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			0	0
Sales			0	0
Issuances			0	0
Settlements			0	(200)
Transfers into Level 3			100	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance at the end of period, before IFRS 9 adoption		400	400	500
Balance at the end of period	[3]	400	400
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			10,900	9,700
Balance at the beginning of the period			10,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		600	1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			500	800
Purchases			0	0
Sales			0	0
Issuances			3,200	2,500
Settlements			(2,400)	(2,000)
Transfers into Level 3			1,300	200
Transfers out of Level 3			(3,600)	(900)
Foreign currency translation			100	(300)
Balance at the end of period, before IFRS 9 adoption		10,200	10,200	10,200
Balance at the end of period	[3]	10,200	10,200
Level 3 | Debt issued designated at fair value | Structured Notes
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Transfers out of Level 3			(2,800)
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption			1,900	1,300
Balance at the beginning of the period			1,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]		(600)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(600)	0
Purchases			0	0
Sales			0	0
Issuances			400	1,300
Settlements			(700)	(500)
Transfers into Level 3			0	0
Transfers out of Level 3			0	(200)
Foreign currency translation			0	0
Balance at the end of period, before IFRS 9 adoption		1,100	1,100	SFr 1,900
Balance at the end of period	[3]	SFr 1,100	SFr 1,100

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.

[2]	Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income.
[3]
Total Level 3 assets as of 30 June 2018 were CHF 9.5 billion (31 March 2018: CHF 8.0 billion, 31 December 2017: CHF 5.5 billion). Total Level 3 liabilities as of 30 June 2018 were CHF 13.7 billion (31 March 2018: CHF 16.0 billion, 31 December 2017: CHF 15.7 billion).